Advances for Vessels under Construction (Details) $ in Thousands			1 Months Ended									3 Months Ended			12 Months Ended
	Jan. 01, 2024 USD ($)	Aug. 10, 2018 USD ($)	Dec. 31, 2024 USD ($) item	Jul. 31, 2024 item	Jun. 30, 2024 item	Mar. 31, 2024 item	Feb. 29, 2024 item	Jun. 30, 2023 item	Apr. 30, 2023 item	Apr. 30, 2022 item	Mar. 31, 2022 item	Dec. 31, 2024 USD ($) item	Sep. 30, 2024 item	Jun. 30, 2024 item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels delivered															6
Interest expense capitalized | $															$ 21,500	$ 17,400	$ 5,000
Manager
Fixed Assets, net & Advances for Vessels under Construction
Supervision fee per new building vessel payable | $	$ 850														850
Supervision fees for vessels capitalized | $															3,000	3,000	0
Supervision fee per vessel under construction | $		$ 725													3,000	3,000	0
Vessesls under Construction
Fixed Assets, net & Advances for Vessels under Construction
Interest expense capitalized | $															$ 21,500	17,400	$ 5,000
Two 6,000 TEU Vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels contracted for construction									2
TEU of vessels contracted for construction									6,000
Two 8,200 TEU Vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels contracted for construction								2
TEU of vessels contracted for construction								8,200
Four 8,200 TEU Vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels contracted for construction						4	4
TEU of vessels contracted for construction						8,200	8,200
Five 9,200 TEU Vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels contracted for construction				5	5
TEU of vessels contracted for construction				9,200	9,200
One 8,200 TEU Vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels contracted for construction				1	1
TEU of vessels contracted for construction				8,200	8,200
Two 9,200 TEU Vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels contracted for construction			2
TEU of vessels contracted for construction			9,200
Four 8,000 TEU Vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels contracted for construction										4
TEU of vessels contracted for construction										8,000
Number of vessels delivered												1	1	2
Two 7,100 TEU Vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels contracted for construction											2
TEU of vessels contracted for construction											7,100
Number of vessels delivered													1	1
TEU container vessels | Vessesls under Construction
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels contracted for construction															16
Aggregate purchase price | $			$ 1,507,500									$ 1,507,500			$ 1,507,500
Payments for purchase price of construction assets | $															$ 192,200	$ 57,700